UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund

Semi-Annual Report
June 30, 2023

Spyglass Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	21
Notice to Shareholders	22
Notice of Privacy Policy and Practices	23

Spyglass Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS
at June 30, 2023 (Unaudited)

	Number of
COMMON STOCKS – 99.1%	Shares	Value

COMMUNICATION SERVICES – 18.5%
Match Group, Inc. (a)	710,082	$29,716,932
Roku, Inc. (a)	429,457	27,468,070
Spotify Technology SA – ADR (a)	251,371	40,357,614
ZoomInfo Technologies, Inc. (a)	1,249,103	31,714,725
TOTAL COMMUNICATION SERVICES		129,257,341

CONSUMER DISCRETIONARY – 15.1%
Five Below, Inc. (a)	113,305	22,268,965
Global-e Online Ltd. – ADR (a)	469,039	19,202,457
Leslie’s, Inc. (a)	2,178,176	20,453,072
Peloton Interactive, Inc. (a)	1,607,401	12,360,914
Sweetgreen, Inc. (a)	727,087	9,321,255
Vail Resorts, Inc.	89,418	22,511,876
TOTAL CONSUMER DISCRETIONARY		106,118,539

FINANCIALS – 7.2%
Affiliated Managers Group, Inc.	185,465	27,799,349
Affirm Holdings, Inc. (a)	1,481,653	22,713,740
TOTAL FINANCIALS		50,513,089

HEALTH CARE – 11.1%
Ascendis Pharma A/S – ADR (a)	330,222	29,472,313
Exact Sciences Corp. (a)	331,374	31,116,019
Medpace Holdings, Inc. (a)	71,597	17,195,451
TOTAL HEALTH CARE		77,783,783

INDUSTRIALS – 10.5%
Lyft, Inc. (a)	1,884,034	18,067,886
TransDigm Group, Inc.	36,893	32,988,614
WillScot Mobile Mini Holdings Corp. (a)	468,703	22,399,316
TOTAL INDUSTRIALS		73,455,816

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2023 (Unaudited)

	Number of
COMMON STOCKS – 99.1% (Continued)	Shares	Value

INFORMATION TECHNOLOGY – 36.7%
AppLovin Corp. (a)	1,226,530	$31,558,617
GoDaddy, Inc. (a)	391,189	29,390,030
Datadog, Inc. (a)	374,743	36,867,216
Nutanix, Inc. (a)	1,284,182	36,021,305
Palo Alto Networks, Inc. (a)	192,781	49,257,473
Pure Storage, Inc. (a)	1,261,171	46,436,316
Splunk, Inc. (a)	257,083	27,273,936
TOTAL INFORMATION TECHNOLOGY		256,804,893
TOTAL COMMON STOCKS
(Cost $697,598,183)		693,933,461

TOTAL INVESTMENTS
(Cost $697,598,183) – 99.1%		693,933,461
Other Assets in Excess of Liabilities – 0.9%		6,486,636
TOTAL NET ASSETS – 100.0%		$700,420,097

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2023 (Unaudited)

Assets:
Cash	$7,698,599
Investments, at value (cost of $697,598,183)	693,933,461
Receivables:
Securities sold	3,522,118
Fund shares sold	1,502,121
Dividends and Interest Receivable	204,901
Prepaid expenses	34,402
Total assets	706,895,602

Liabilities:
Payables:
Securities purchased	5,736,137
Fund shares redeemed	137,915
Investment advisory fees	496,591
Administration and fund accounting fees	59,667
Transfer agent fees and expenses	22,179
Custody fees	3,122
Compliance fees	1,903
Other accrued expenses	17,991
Total liabilities	6,475,505

Net assets	$700,420,097

Net assets consist of:
Paid in capital	$1,335,700,683
Total accumulated losses	(635,280,586)
Net assets	$700,420,097

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$700,420,097
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	58,857,937
Net asset value, offering price and redemption price per share	$11.90

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

Investment income:
Dividends	$627,057
Total investment income	627,057

Expenses:
Investment advisory fees (Note 4)	3,248,067
Administration and fund accounting fees (Note 4)	208,142
Transfer agent fees and expenses	72,842
Custody fees	44,798
Federal and state registration fees	29,093
Legal fees	11,516
Reports to shareholders	10,729
Trustees’ fees and expenses	8,698
Audit fees	7,509
Compliance expense	5,978
Other	13,213
Total expenses before reimbursement from advisor	3,660,585
Expense reimbursement from advisor (Note 4)	(412,519)
Net expenses	3,248,066
Net investment loss	(2,621,009)

Realized and unrealized gain/(loss):
Net realized loss on investments	(19,056,538)
Net change in unrealized appreciation on investments	176,625,261
Net realized and unrealized gain	157,568,723
Net increase in net assets resulting from operations	$154,947,714

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
Operations:
Net investment loss	$(2,621,009)	$(9,110,517)
Net realized loss on investments	(19,056,538)	(543,588,532)
Net change in unrealized
appreciation (depreciation) on investments	176,625,261	(326,034,688)
Net increase (decrease) in net assets
resulting from operations	154,947,714	(878,733,737)

Distributions:
Distributed earnings	—	(385,085)
Total distributed earnings	—	(385,085)

Capital Share Transactions:
Proceeds from shares sold	51,889,071	502,904,743
Proceeds from shares issued to
holders in reinvestment of dividends	—	301,758
Cost of shares redeemed	(120,954,541)	(1,074,273,282)
Net decrease in net assets
from capital share transactions	(69,065,470)	(571,066,781)
Total increase (decrease) in net assets	85,882,244	(1,450,185,603)

Net Assets:
Beginning of period	614,537,853	2,064,723,456
End of period	$700,420,097	$614,537,853

Changes in Shares Outstanding:
Shares sold	4,893,716	38,335,470
Shares issued to holders in
reinvestment of dividends	—	31,142
Shares redeemed	(11,174,582)	(88,718,265)
Net decrease in shares outstanding	(6,280,866)	(50,351,653)

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

							January 2,
	Six months						2018*
	Ended						through
	June 30, 2023		Year Ended December 31,				December 31,
	(Unaudited)		2022	2021	2020	2019	2018

Net Asset Value –
Beginning of Period	$9.43		$17.88	$22.19	$14.09	$10.52	$10.00

Income from
Investment Operations:
Net investment loss[1]	(0.04)		(0.10)	(0.22)	(0.17)	(0.10)	(0.10)
Net realized and unrealized
gain (loss) on investments	2.51		(8.34)	(1.28)	8.87	3.89	1.14
Total from
investment operations	2.47		(8.44)	(1.50)	8.70	3.79	1.04

Less Distributions:
Dividends from
net realized gains	—		(0.01)	(2.81)	(0.60)	(0.22)	(0.52)
Total distributions	—		(0.01)	(2.81)	(0.60)	(0.22)	(0.52)

Net Asset Value –
End of Period	$11.90		$9.43	$17.88	$22.19	$14.09	$10.52

Total Return	26.06	%^	(47.23)%	(6.42)%	61.82%	36.03%	10.36	%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$700,420		$614,538	$2,064,723	$1,742,762	$253,018	$41,530
Ratio of operating expenses
to average net assets:
Before reimbursements	1.13	%+	1.09%	1.05%	1.09%	1.21%	1.78	%+
After reimbursements	1.00	%+	1.00%	1.00%	1.00%	1.00%	1.00	%+
Ratio of net investment loss
to average net assets:
Before reimbursements	(0.94	)%+	(0.85)%	(1.00)%	(1.04)%	(0.97)%	(1.61	)%+
After reimbursements	(0.81	)%+	(0.76)%	(0.95)%	(0.95)%	(0.76)%	(0.83	)%+
Portfolio turnover rate	20	%^	54%	51%	38%	39%	66	%^

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $16,225,831. The number of shares of the Fund issued in connection with the conversion was 1,622,583, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $2,060,757. Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$129,257,341	$—	$—	$129,257,341
Consumer Discretionary	106,118,539	—	—	106,118,539
Financials	50,513,089	—	—	50,513,089
Health Care	77,783,783	—	—	77,783,783
Industrials	73,455,816	—	—	73,455,816
Information Technology	256,804,893	—	—	256,804,893
Total Common Stocks	693,933,461	—	—	693,933,461
Total Investments in Securities	$693,933,461	$—	$—	$693,933,461

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund. For the six months ended June 30, 2023, the Fund incurred $3,248,067 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for the Institutional Shares:

Spyglass Growth Fund
Institutional Shares	1.00%

For the six months ended June 30, 2023, the Advisor reduced its fees and absorbed Fund expenses in the amount of $412,519 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2024 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$732,905	12/31/2023
1,213,828	12/31/2024
1,050,279	12/31/2025
412,519	12/31/2026

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended June 30, 2023, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$208,142
Custody	$44,798
Transfer agency	$72,842
Compliance	$5,978

At June 30, 2023, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$59,667
Custody	$3,122
Transfer agency	$22,179
Compliance	$1,903

ALPS Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$131,776,547	$204,165,958

There were no purchases or sales of long-term U.S. Government securities.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$932,744,181
Gross unrealized appreciation	$101,131,704
Gross unrealized depreciation	(425,121,736)
Net unrealized depreciation	(323,990,032)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(466,238,268)
Total accumulated earnings	$(790,228,300)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.

For tax purposes, the Fund had no post October capital loss deferrals at December 31, 2022.

As of December 31, 2022, the Fund had long-term capital losses in the amount of $75,362,962 and short-term tax basis capital losses in the amount of $387,539,553 to offset future capital gains.

The tax character of distributions paid during the year ended December 31, 2022 and the year ended December 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021
Ordinary income	$385,085	$120,508,378
Long-Term Capital Gains	—	172,191,206
Total	$385,085	$292,699,584

For the fiscal year ended December 31, 2022, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total Accumulated	Paid-In
	Earnings/Loss	Capital
Spyglass Growth Fund	$9,495,602	$(9,495,602)

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events: The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Small-Cap and Mid-Cap Company Risk: Small-Cap and Mid-Cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general. Because of these movements, and because small-cap and mid-cap companies tend to be bought and sold less often and in smaller amounts, they are generally less liquid than the equity securities of larger companies.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Non-Diversified Fund Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Emphasis Risk: Although the Advisor selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

Information Technology Sector Risk: Technology companies face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology companies may be subject to additional risks, including loss of patent, copyright, and trademark protections, as well as evolving industry standards.

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Cash and Cash Equivalent Risk: At various times, the Fund may have cash balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions are not of a particular concern at this time.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Spyglass Growth fund, a series of Manager Directed Portfolios Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Spyglass Growth fund as of and for the fiscal years ended 2021 and 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2021, 2022, and during the subsequent interim period through February 18, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices,

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2023 (Unaudited)

financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Spyglass Growth fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

On February 18, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fund’s December 31, 2023, fiscal year.

During the fiscal years ended December 31, 2021, December 31, 2022, and during the subsequent interim period through February 18, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Spyglass Growth fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Spyglass Growth fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Spyglass Growth Fund

EXPENSE EXAMPLE
June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2023, to June 30, 2023, for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Spyglass Growth Fund

EXPENSE EXAMPLE (Continued)
June 30, 2023 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/2023	6/30/2023	1/1/2023 – 6/30/2023(1)
Actual
Institutional Shares	$1,000.00	$1,260.60	$5.61

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.84	$5.01

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Spyglass Growth Fund

NOTICE TO SHAREHOLDERS
at June 30, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-878-5680 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-878-5680. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-878-5680.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2022 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Spyglass Growth Fund	0.48%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2022 was as follows:

Spyglass Growth Fund	0.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Spyglass Growth Fund	100.00%

Spyglass Growth Fund

NOTICE OF PRIVACY POLICY AND PRACTICES
(Unaudited)

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

Investment Advisor
Spyglass Capital Management, LLC
One Letterman Drive
Building A, Suite 4800
San Francisco, CA 94129

Distributor
ALPS Distributor, Inc.
11290 Broadway, Suite 1000
Denver, CO 80203

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-878-5680

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was a change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        08/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        08/31/2023

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date        08/31/2023

* Print the name and title of each signing officer under his or her signature.